Financial instruments - market and other risks - Remaining contractual maturities of financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 1,110,853	$ 1,274,815
Derivative financial liabilities, undiscounted cash flows	0	0
Bank loans
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,009,508	1,218,702
Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	50,010
Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	51,335	56,113
Non-current other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Other Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	950,055	1,141,675
Derivative financial liabilities	0	0
Other Financial Liabilities | Bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	848,710	1,085,562
Other Financial Liabilities | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	50,010
Other Financial Liabilities | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	51,335	56,113
Other Financial Liabilities | Non-current other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Other Financial Liabilities | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Other Financial Liabilities | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	184,384	206,743
Derivative financial liabilities, undiscounted cash flows	0	0
Less than 1 year | Bank loans
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	83,039	150,630
Less than 1 year | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	50,010
Less than 1 year | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	51,335	56,113
Less than 1 year | Non-current other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Less than 1 year | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Less than 1 year | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	750,722	718,950
Derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years | Bank loans
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	750,722	718,950
Between 1 and 5 years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Between 1 and 5 years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years | Non-current other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	175,747	349,122
Derivative financial liabilities, undiscounted cash flows	0	0
More than 5 years | Bank loans
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	175,747	349,122
More than 5 years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
More than 5 years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than 5 years | Non-current other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than 5 years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
More than 5 years | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 0	$ 0